Contract Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Contract Liabilities [Abstract]
Schedule of Amounts Related to Contract Liabilities

Amounts related to contract liabilities as of September 30, 2025 and December 31, 2024 were as follows:

	September 30,	December 31,
	2025	2024

Patient services paid but not provided - NCFM	$29,056	$86,201
Patient services paid but not provided - BTG	—	111,877
Patient services paid but not provided - CCN	16,132	32,743
Unshipped products - MOD	2,547	1,724
	$47,735	$232,545

Amounts related to contract liabilities as of December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023

Patient services paid but not provided - NCFM	$86,201	$95,334
Patient services paid but not provided - BTG	111,877	100,857
Patient services paid but not provided - NWC	---	75,438
Patient services paid but not provided - CCN	32,743	---
Unshipped products - MOD	1,724	145
	$232,545	$271,774